Concentration of Credit Risks (Tables)	9 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The Company had the following revenue and accounts receivable concentrations:

	December 31				September 30
	2017		2016		2018 (Unaudited)		2017 (Unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	52%	52%	55%	55%
Medicare payment	12%	12%	0%	0%	23%	23%	21%	21%
Insurance payment	32%	32%	0%	0%	25%	25%	24%	24%